04.30 Reorg Fidelity Mid-Cap Stock Fund K PRO-01 | Fidelity® Mid-Cap Stock Fund
Fund Summary Fund/Class: Fidelity® Mid-Cap Stock Fund/K
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Mid-Cap Stock Fund}	04.30 Reorg Fidelity Mid-Cap Stock Fund K PRO-01 Fidelity® Mid-Cap Stock Fund Fidelity Mid-Cap Stock Fund-Class K
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Mid-Cap Stock Fund}	04.30 Reorg Fidelity Mid-Cap Stock Fund K PRO-01 Fidelity® Mid-Cap Stock Fund Fidelity Mid-Cap Stock Fund-Class K
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.61%	[1]
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Mid-Cap Stock Fund}	04.30 Reorg Fidelity Mid-Cap Stock Fund K PRO-01 Fidelity® Mid-Cap Stock Fund Fidelity Mid-Cap Stock Fund-Class K USD ($)
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

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Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.07%	September 30, 2009
Lowest Quarter Return	-16.03%	September 30, 2011
Year-to-Date Return	11.38%	September 30, 2016

Average Annual Returns
For the periods ended December 31, 2015
Average Annual Total Returns{- Fidelity® Mid-Cap Stock Fund} - 04.30 Reorg Fidelity Mid-Cap Stock Fund K PRO-01 - Fidelity® Mid-Cap Stock Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Mid-Cap Stock Fund-Class K				May 09, 2008
Fidelity Mid-Cap Stock Fund-Class K | Return Before Taxes	(2.97%)	10.26%	7.17%
S&P MidCap 400® Index(reflects no deduction for fees, expenses, or taxes)	(2.18%)	10.68%	8.32%
[1]	From May 9, 2008